30 Salaries and social security taxes payable (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
SalariesAndSocialSecurityTaxesLineItems [Line Items]
Total non-current	$ 303	$ 327
Total current	3,734	3,278
Early retirements payable [member]
SalariesAndSocialSecurityTaxesLineItems [Line Items]
Total non-current	24	54
Total current	26	38
Seniority-based bonus [member]
SalariesAndSocialSecurityTaxesLineItems [Line Items]
Total non-current	279	273
Salaries payable and provisions [member]
SalariesAndSocialSecurityTaxesLineItems [Line Items]
Total current	3,376	2,866
Social security payable [member]
SalariesAndSocialSecurityTaxesLineItems [Line Items]
Total current	$ 332	$ 374